Corporate Information (Details) - BRL (R$) R$ in Millions	1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 26, 2022	Dec. 23, 2022	Feb. 25, 2022	Dec. 29, 2021	Dec. 31, 2020	Nov. 19, 2020	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2021
Corporate Information (Details) [Line Items]
Renegotiated, description						The total amount of the renegotiated debt was R$6,644, representing 85% of the Company’s gross debt on December 31, 2020. In addition, the Company obtained a “waiver” for the compliance of the financial covenants for the period from December 31, 2020 through December 31, 2023 and as a result, the amount of R$71 was recognized in the financial result, which is recorded under cost of debt.
Corporate reorganization, description					The Company engaged in an exchange transaction with GPA (the “Exchange Transaction”) in which certain assets of GPA were transferred to the Company in exchange for an equivalent value of the shares of Éxito held by the Company (corresponding to 9.07% of the total outstanding shares of Éxito). The assets of GPA transferred to the Company consisted of: ●50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. – Crédito, Financiamento e Investimento (“FIC”), in the amount of R$769 (see note 11); and ●five parcels of real estate (the “Real Estate Assets”), in the aggregate amount of R$146, which may be developed as sites for new stores in the future. ●Following and contemporaneously with the Exchange Transaction, the Company distributed to GPA the remaining shares of Éxito held by the Company (corresponding to 87.80% of the total outstanding shares of Éxito). ●The Company distributed certain assets to GPA in the net amount of R$20. GPA conducted the following capital contributions: ●GPA transferred to the Company the net assets of stores that may be developed by the Company in the future, with a residual value of R$45; ●GPA contributed intercompany receivables to Company for an amount of R$140; and ●GPA contributed R$500 in cash to the Company. In addition, on December 12, 2020, the Company entered into a Separation Agreement with GPA, which provides a framework for the Company’s relationship with GPA following the Transaction. Pursuant to the Separation Agreement, the Company recognized certain assets and liabilities related to contingencies and their related judicial deposits for which the parties have agreed to be responsible following the Transaction, in a net amount of R$127.
Sales price								R$ 364
Assets held for sale								349
Sale of properties									R$ 209
Remaining properties								165
Commercial amount								3,130	798	R$ 3,973
Installments year percentage										1.20%
Property, plant and equipment				R$ 1,201
Company paid				1,000
Sale amount				R$ 403
Sale price			R$ 1,200
Installment amount		R$ 956
Total payment							R$ 850	1,850	1,000
Remaining balance								95	R$ 403
Maximum [Member]
Corporate Information (Details) [Line Items]
Purchase price	R$ 3,973
Minimum [Member]
Corporate Information (Details) [Line Items]
Purchase price	R$ 3,928
GPA [Member]
Corporate Information (Details) [Line Items]
Commercial amount								R$ 1,200